8. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
8. NOTES PAYABLE

Convertible Notes

2015 Convertible Debt

On December 7, 2015, the Company entered into a subscription agreement with an investor to sell up to $7,000,000 in convertible promissory notes of the Company. The promissory note would bear interest on the unpaid balance at a rate of 10% per annum, and became due and payable on December 7, 2016. The promissory note could have been prepaid at any time without a penalty. Pursuant to the subscription agreement, the Company issued a convertible note to the investor in the amount of $3,164,000. At any time prior to the maturity date, the investor had the right, at its option, to convert some or the entire convertible note into Common Stock. The convertible note had a conversion price of $10.00 per share. The outstanding principal amount and all accrued interest were mandatorily and automatically converted into Common Stock, at the conversion price, upon the average market price per share of Common Stock being greater than or equal to the conversion price for twenty trading days.

During the three months ended March 31, 2016, a triggering event occurred pursuant to the convertible note agreement. As such 316,400 shares of Common Stock were issued in satisfaction of the convertible note payable. For the nine months ended September 30, 2016, the Company recorded interest expense of $31,207 on its condensed consolidated statements of operations. No interest expense was recorded for the nine months ended September 30, 2017.

2017 Convertible Debt

On July 18, July 26, July 27, July 31, August 30, September 6, September 8 and September 22, 2017, the Company entered into subscription agreements pursuant to which it issued convertible promissory notes, each with substantially similar terms, for an aggregate principal amount of $875,000.  Each of the convertible promissory notes bears interest at a rate of 10% per annum and matures one year from the date of issue, with the exception of one note in the amount of $75,000 which matures two years from the date of issue. The principal and any accrued interest of each of the convertible promissory notes are convertible by the respective holder at a price equal to either (i) the 90-trading day average price per share of common stock as of the date the holder submits a notice of conversion or (ii) if an Eligible Offering (as similarly defined in each of the convertible promissory notes) of common stock is made, 95% of the Public Offering Share price (as similarly defined in each of the convertible promissory notes).

Nonconvertible Notes

 On September 20, 2017, the Company signed a promissory note in the amount of $150,000 with a maturity date of September 20, 2018. The promissory note bears interest at 10% per annum and may be repaid at any time without a penalty. The promissory note is held by an entity of which Allan Mayer, a director, shareholder and employee of the Company, is the trustee.

On June 14, 2017, the Company signed a promissory note in the amount of $400,000 with a two year term, expiring on June 14, 2019. The promissory note bears interest of 10% per annum and can be prepaid without a penalty after the initial six months.

On April 18, 2017, the Company signed a promissory note in the amount of $250,000 with an initial maturity date of October 18, 2017, bearing interest at 10% per annum. The maturity date of the promissory note has been extended to December 15, 2017 with an interest rate of 12%.

On April 10, 2017, the Company signed two promissory notes with an aggregate principal amount of $300,000 on substantially identical terms. Both promissory notes are held by one noteholder, and had an initial maturity date of October 10, 2017, bearing interest at 10% per annum. The maturity date of the promissory note has been extended to December 15, 2017 on substantially identical terms.

On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand.

No principal payments were made on the promissory notes during the three and nine months ended September 30, 2017. The Company made interest payments in the aggregate amount of $26,459 and had a balance of $181,146 and $134,794 as of September 30, 2017 and December 31, 2016, respectively, of accrued interest recorded in other current liabilities in its condensed consolidated balance sheets, related to these promissory notes. The Company recorded interest expense for the three and nine months ended September 30, 2017 of $41,989 and $68,088, respectively, and $7,562 and $22,521 for the three and nine months ended September 30, 2016, respectively, related to these promissory notes. As of September 30, 2017 and December 31, 2016, the Company had a balance of $1,800,000 and $300,000, respectively, on its consolidated balance sheets in current liabilities and $475,000 and $0, respectively, in noncurrent liabilities relating to these notes payable.

On July 5, 2012, the Company signed an unsecured promissory note in the amount of $300,000 bearing 10% interest per annum and payable on demand. No payments were made on the note during the years ended December 31, 2016 and 2015. The Company recorded accrued interest of $134,794 and $104,712 as of December 31, 2016 and 2015, respectively related to this note. As of December 31, 2016 and 2015, the Company had a balance of $300,000 on its consolidated balance sheets related to this note payable.

The Company expensed $30,082 and $30,000, respectively for the years ended December 31, 2016 and 2015, respectively for interest related to this note.